Allianz AGIC International Fund (Second Summary Prospectus) | Allianz AGIC International Fund
Allianz AGIC International Fund (the “Fund”)

ALLIANZ FUNDS

Supplement Dated December 19, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011

Disclosure Related to
Allianz AGIC International Fund (the “Fund”)

Effective February 1, 2012, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.

Allianz AGIC International Fund

The Fund will change its name to the “Allianz AGIC International Managed Volatility Fund.” All references to the Fund will be changed to “Allianz AGIC International Managed Volatility Fund.” In connection with this change, a reduction in the applicable advisory fee rate, a new administrative fee waiver, and changes to the Fund’s investment strategy will also take effect, effective February 1, 2012, as described in greater detail below.

The fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Please retain this Supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC International Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load)(as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC International Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.90%	0.25%	0.01%	1.16%	(0.20%)	[1]	0.96%	[1]
Class C	0.90%	1.00%	0.01%	1.91%	(0.20%)	[1]	1.71%	[1]
Class R	0.90%	0.50%	0.01%	1.41%	(0.20%)	[1]	1.21%	[1]
[1]	Effective February 1, 2012, AGIFM has voluntarily agreed to observe, through January 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of “Management Fees”), which reduces the contractual fee rate by 0.20%. Management Fees have been restated to reflect current fee rates.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC International Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	643	879	1,135	1,865
Class C	274	581	1,013	2,216
Class R	123	427	752	1,674

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC International Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	643	879	1,135	1,865
Class C	174	581	1,013	2,216
Class R	123	427	752	1,674

Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:

The Fund seeks to achieve its objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a goal of minimizing standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. The portfolio’s holdings reflect a careful consideration of the volatility profile and risk-adjusted excess return potential of the individual holdings in addition to the portfolio’s total risk-adjusted return potential.

Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:

Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.